Supplemental Cash Flow Disclosures, Narrative (Details) - TDS Telecom $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($)
Supplemental Cash Flow [Line Items]
Recovery Act Projects Company Funds		$ 32
Recovery Act Projects		44
Recovery Act Grants Received	$ 15
Recovery Act Cumulative Grants Received		$ 94